Offerings - Offering: 1	Sep. 26, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	In respect of substituted restricted stock units: Common Stock, par value $0.001 per share
Amount Registered | shares	173,267
Proposed Maximum Offering Price per Unit	52.17
Maximum Aggregate Offering Price	$ 9,039,340
Fee Rate	0.01476%
Amount of Registration Fee	$ 1,335
Offering Note
(1)
This Registration Statement shall also cover any additional shares of the Registrant’s common stock that become issuable in respect of the securities identified in the table by reason of any stock dividend, stock split, recapitalization or other similar transaction e ffect
ed without the Registrant’s receipt of consideration which results in an increase in the number of the outstanding shares of the Registrant’s common stock.

(2)
Calculated solely for the purposes of this offering under Rule 457(c) and (h) of the Securities Act of 1933, as amended, on the basis of the average of the high and low prices of the Registrant’s common stock as reported on The Nasdaq Global Select Market on September
2
3, 2024.

(3)	Rounded up to the nearest cent.
(4)
Represents shares subject to issuance in connection with restricted stock units outstanding under the DeepFactor, Inc. 2024 Equity Incentive Plan, and assumed by the Registrant on September 19, 2024 pursuant to a Merger Agreement by and among the Registrant, Dolphin Acquisition Corp., DeepFactor, Inc., and the Holders’ Agent (as that term is defined therein), dated as of August 7, 2024.